Earnings Per Share - Summary of Basic and Diluted Per Share Computations for Net Income (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Numerator - basic:
Net income (loss)	$ 12,857	$ (169,355)	$ (23,752)	$ (47,930)	$ (101,370)	$ (30,118)
Less: Net loss attributable to noncontrolling interests	2,057	(27,097)
Net income attributable to E2open Parent Holdings, Inc.	10,800	(142,258)			(101,370)
Numerator - diluted:
Net loss attributable to E2open Parent Holdings, Inc. - basic	10,800	(142,258)			$ (101,370)
Add: Net income and tax effect attributable to noncontrolling interests	1,561
Net loss attributable to E2open Parent Holdings, Inc. - diluted	$ 12,361	$ (142,258)
Numerator - basic:
Weighted average shares outstanding - basic	187,051	187,051
Basic	$ 0.06	$ (0.76)
Numerator - diluted:
Weighted average shares outstanding - basic	187,051	187,051
Weighted average effect of dilutive securities	35,637
Weighted average shares outstanding - diluted	222,688	187,051
Diluted	$ 0.06	$ (0.76)